Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
9.	Stock-Based Compensation
Equity Incentive Plan
In 2016, the Company adopted the 2016 Equity Incentive Plan (the “Plan”). The Plan provides for the granting of stock-based awards to employees, directors and consultants under terms and provisions established by the Board of Directors. The number of shares authorized for issuance under the Plan was 31,745,219 as of December 31, 2021 and March 31, 2022, respectively, of which 910,660 shares and 1,469,486 shares, respectively, were available for grant.

Stock option activity under the Plan is as follows (in thousands, except share and per share amounts):

	Options Outstanding
	Number of Options	Weighted– Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Balance – December 31, 2021	23,708,957	$3.05	7.99	$125,429
Exercised	(73,920)	$2.35
Forfeited and expired	(1,789,281)	$3.27

Balance – March 31, 2022	21,845,756	$3.03	7.70	$78,980

Options vested and exercisable – March 31, 2022	12,539,154	$2.00	7.03	$57,573

The weighted-average grant date fair value of options granted during the three months ended March 31, 2021 was $4.48 per share. No options were granted during the three months ended March 31, 2022. The total grant date fair value of options that vested during the three months ended March 31, 2021 and 2022 was $2.4 million and $4.4 million, respectively. The aggregate intrinsic value of options exercised during the three months ended March 31, 2021 and 2022 was $1.2 million and $0.4 million, respectively. The aggregate intrinsic value is the difference between the current fair value of the underlying common stock and the exercise price for in-the-money
stock options.
Early Exercise of Employee Options
The Company allows certain employees to exercise options granted under the Plan prior to vesting in exchange for shares of restricted common stock. The unvested shares, upon termination of employment, are subject to repurchase by the Company at the original purchase price. The proceeds are recorded in other current liabilities in the balance sheets at the time of the early exercise of stock options and reclassified to common stock and additional paid-in
capital as the Company’s repurchase right lapses (i.e., as the underlying stock options vest). No shares of common stock were issued due to early exercise of unvested stock options during the three months ended March 31, 2021 and 2022. As of December 31, 2021 and March 31, 2022, the aggregate price of the restricted common stock subject to repurchase was $0.2 million and $32 thousand, respectively. A summary of the restricted common stock is as follows:

	Number of Options	Weighted– Average Exercise Price
Outstanding and unvested as of December 31, 2021	69,513	$2.25
Vested	(55,450)	2.25

Outstanding and unvested as of March 31, 2022	14,063	$2.25

Determination of Fair Value
The fair value of stock option awards granted to employees was estimated at the date of grant using the Black-Scholes option-pricing model, with the following assumptions:

Three Months Ended March 31,
2021
Fair value of common stock	$5.95
Expected term (in years)	5.0 – 6.10
Volatility	73.66% – 75.19%
Risk-free interest rate	0.50% – 0.69%
Dividend yield	—
Stock Option Modifications
During the three months ended March 31, 2022, the Company modified options held by former and existing employees to extend the post termination exercise period of the awards from 60 days to 2 or 10 years after termination. The modification resulted in incremental fair value of $1.1 million which was immediately recognized as stock-based compensation expense.
Market-Based Stock Options
In February 2021, the Company granted 864,910 stock options with market and performance-based vesting criteria with an exercise price of $4.43 per share. 100% of awards vest upon valuation of the Company’s stock at a stated price upon occurrence of specified transactions. Fair value was determined using the probability weighted expected term method (“PWERM”), which involves the estimation of future potential outcomes as well as values and probabilities associated with each potential outcome. Two potential scenarios were used in the PWERM that utilized 1) the value of the Company’s common equity, and 2) a Monte Carlo simulation to specifically value the award. The total grant date fair value of the award was determined to be $5.5 million. As of March 31, 2022, the Company believes that the specified transactions were not deemed probable of occurring and accordingly, no expense was recognized related to this option award.
Performance-Based Restricted Stock Units
Performance-based restricted stock units activity under the Plan is as follows (in thousands, except share and per share amounts):

	Number of shares	Weighted– Average Grant Date Fair Value Per Share
Unvested – December 31, 2021	1,511,191	$8.62
Granted	1,802,790	7.19
Forfeited	(572,335)	8.25

Unvested – March 31, 2022	2,741,646	$7.76

RSUs contain vesting conditions based on continuous service and the occurrence of a specified liquidity event, which is considered a performance condition. The performance condition is satisfied upon the consummation of (i) an initial underwritten public offering of the Company’s common stock; (ii) a change in control event, or (iii) a merger, consolidation or similar transaction in which the Company’s common stock outstanding immediately preceding such transaction are converted or exchanged into securities that are publicly-traded on an established exchange (the “Liquidity Event”), provided that the Liquidity Event occurs prior to the fifth anniversary of the grant date and the recipient continues to provide service to the Company on such date. No compensation expense is recognized for the RSUs until the performance condition is achieved; at which time the cumulative compensation expense will be recognized using the accelerated attribution method from the grant date.
Stock-Based Compensation Expense
For the three months ended March 31, 2021 and 2022, the Company recognized a total of $3.5 million and $4.5 million of stock-based compensation expense, respectively. Stock-based compensation expense was predominately recorded in selling, general and administrative expenses in the statements of operations for each period presented. As of March 31, 2022, the total unrecognized compensation expense related to unvested options was $34.9 million, which the Company expects to recognize over an estimated weighted average period of 2.3 years.

10.	Stock-Based Compensation
Equity Incentive Plan
In 2016, the Company adopted the 2016 Equity Incentive Plan (the “Plan”). The Plan provides for the granting of stock-based awards to employees, directors and consultants under terms and provisions established by the Board of Directors. The number of shares authorized for issuance under the Plan was 31,745,219 shares as of December 31, 2020 and 2021, of which 10,719,708 shares and 910,660 shares, respectively, were available for grant.
Under the Plan, the Board of Directors may grant incentive stock options or nonqualified stock options, as well as restricted stock units, restricted stock and stock appreciation rights. Employee stock options and RSUs generally vest either i) 25% on the first anniversary of the grant date and 75% vest quarterly over the remaining three years, or ii) 6.25% on each quarterly anniversary over the four years. Options expire after 10 years (five years for incentive stock options granted to stockholders owning greater than 10% of the outstanding voting stock) or 60 days after termination of employment. The exercise price of incentive stock options and nonqualified stock options will be no less than 100% of the fair value per share of the Company’s common stock on the date of grant. If an individual owns capital stock representing more than 10% of the outstanding voting stock, the exercise price per share of an incentive stock option granted to such individual must be at least 110% of the fair value on the date of grant and the option is not exercisable after the expiration of five years from the grant date.
Stock options
Stock option activity under the Plan is as follows (in thousands, except share and per share amounts):

	Options Outstanding
	Number of Options	Weighted– Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Balance – December 31, 2020	15,925,992	$1.74	8.15	$52,909
Granted	9,922,446	5.08
Exercised	(646,711)	1.66
Forfeited and expired	(1,492,770)	3.14

Balance – December 31, 2021	23,708,957	3.05	7.99	$125,429

Options vested and exercisable – December 31, 2021	11,372,994	$1.84	7.16	$73,885

The weighted-average grant date fair value of options granted during the years ended December 31, 2019, 2020 and 2021 was $2.12, $2.44 and $4.39 per share, respectively. The total grant date fair value of options that vested during the years ended December 31, 2019, 2020 and 2021 was $3.9 million, $5.9 million and $13.3 million, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2019, 2020 and 2021 was $0.9 million, $9.9 million and $4.3 million, respectively. The aggregate intrinsic value is the difference between the current fair value of the underlying common stock and the exercise price for in-the-money
stock options.
Early Exercise of Employee Options
The Company allows certain employees to exercise options granted under the Plan prior to vesting in exchange for shares of restricted common stock. The unvested shares, upon termination of employment, are subject to repurchase by the Company at the original purchase price. The proceeds are recorded in other current liabilities and other long-term liabilities in the balance sheets at the time of the early exercise of stock options and reclassified to common stock and additional paid-in
capital as the Company’s repurchase right lapses (i.e., as the underlying stock options vest). The Company issued 1,170,448 shares and 9,375 shares of common stock, respectively, during the years ended December 31, 2020 and 2021 upon exercise of unvested stock options. As of December 31, 2020 and 2021, the aggregate price of the restricted common stock subject to repurchase was $2.0 million and $0.2 million, respectively. A summary of the restricted common stock is as follows:

	Number of Options	Weighted– Average Exercise Price
Outstanding and unvested as of December 31, 2020	1,049,034	$1.93
Issued	9,375	0.89
Vested	(857,077)	1.84
Repurchased	(131,819)	2.25

Outstanding and unvested as of December 31, 2021	69,513	$2.25

Determination of Fair Value
The fair value of stock option awards granted to employees was estimated at the date of grant using the Black-Scholes option-pricing model, with the following assumptions:

Year Ended December 31,
	2019	2020	2021
Fair value of common stock	$3.41 – 3.84	$3.48 – 4.15	$5.95 – 8.56
Expected term (in years)	5.00 – 6.11	5.00 – 6.11	5.00 – 6.28
Volatility	58.49% – 59.39%	61.12% – 74.34%	62.33% – 75.19%
Risk-free interest rate	1.72% – 1.98%	0.21% – 1.66%	0.50% – 1.21%
Dividend yield	— %	— %	— %
Market-Based Stock Options
In February 2021, the Company granted 864,910 stock options with market and performance-based vesting criteria with an exercise price of $4.43 per share. 100% of awards vest upon valuation of the Company’s stock at a stated price upon occurrence of specified transactions. Fair value was determined using the probability weighted expected term method (“PWERM”), which involves the estimation of future potential outcomes as well as values and probabilities associated with each potential outcome. Two potential scenarios were used in the PWERM that utilized 1) the value of the Company’s common equity, and 2) a Monte Carlo simulation to specifically value the award. The total grant date fair value of the award was determined to be $5.5 million. As of December 31, 2021, the Company believes that the specified transactions were not deemed probable of occurring and accordingly, no expense was recognized related to this option award.
Performance-Based Restricted Stock Units
For the year ended December 31, 2021, the Company granted 1,521,711 RSUs with vesting conditions based on continuous service and the occurrence of a specified liquidity event, which is considered a performance condition. The performance condition is satisfied upon the consummation of (i) an initial underwritten public offering of the Company’s common stock; (ii) a change in control event, or (iii) a merger, consolidation or similar transaction in which the Company’s common stock outstanding immediately preceding such transaction are converted or exchanged into securities that are publicly-traded on an established exchange (the “Liquidity Event”), provided that the Liquidity Event occurs prior to the fifth anniversary of the grant date and the recipient continues to provide service to the Company on such date. As of the year ended December 31, 2021, there were 1,511,191 RSUs outstanding.
The aggregate grant-date fair value of RSUs outstanding as of December 31, 2021 was $13.0 million and the weighted average grant date fair value per share was $8.62. No compensation expense is recognized for the RSUs until the performance condition is achieved; at which time the cumulative compensation expense will be recognized using the accelerated attribution method from the grant date.
Stock-Based Compensation Expense
For the years ended December 31, 2019, 2020 and 2021, the Company recognized a total of $12.0 million, $7.8 million and $14.6 million of stock-based compensation expense. Stock-based compensation expense was predominately recorded in selling, general and administrative expenses in the statements of operations for each period presented. As of December 31, 2021, the total unrecognized compensation expense related to option awards was $42.7 million, which the Company expects to recognize over an estimated weighted average period of 2.6 years.

Secondary Sale of Stock
As noted in Note 9. Convertible Preferred Stock, during the year ended December 31, 2019, the Company recorded $7.3 million in stock-based compensation expense related to secondary sales of shares held by employees and non-employees to
an existing investor. There were no secondary sales of stock during the years ended December 31, 2020 and 2021.